Inventories	3 Months Ended
Mar. 31, 2023
Inventories
Inventories

5.   Inventories

At March 31, 2023 and December 31, 2022, inventories consisted of the following:

Inventories

in € THOUS

	March 31,	December 31,
	2023	2022

Finished goods	1,375,472	1,310,995
Health care supplies	503,930	553,821
Raw materials and purchased components	323,238	306,994
Work in process	125,388	124,404
Inventories	2,328,028	2,296,214